Organization and principal activities - Consolidated assets and liabilities information of the Group's VIE and VIE's subsidiaries (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
CONSOLIDATED BALANCE SHEETS
Cash and cash equivalents		¥ 143,934	$ 20,868	¥ 492,107
Restricted cash		38,811	5,627	24,131
Short-term investments		2,000	290	6,150
Accounts receivable, net		470,997	68,288	884,740
Prepayments and other assets, net		191,996	27,837	220,171
Inventories		11,157	1,618
Total current assets		858,895	124,528	1,627,299
Property, equipment and software, net		3,037	440	14,562
Equity method investments, net		206,086	29,880	257,122
Long-term equity investment, net		6,000	870	14,000
Operating lease right-of-use assets		2,207	320
Total non-current assets		217,784	31,576	285,684
Total assets		1,076,679	156,104	1,912,983
Short-term bank borrowings		72,500	10,512	134,780
Accounts payable		659,215	95,577	1,175,943
Customers' refundable fees		30,747	4,458	30,997
Accrued expenses and other payables		181,140	26,263	238,198
Income tax payables		4,876	707	813
Operating lease liabilities-current		1,243	180
Total current liabilities		949,721	137,697	1,580,731
Non-current liabilities
Income tax payables		30,772	4,461	28,575
Operating lease liabilities, non-current		792	115
Total non-current liabilities		31,564	4,576	28,575
Total liabilities		981,285	$ 142,273	1,609,306
VIE
CONSOLIDATED BALANCE SHEETS
Cash and cash equivalents		56,850		227,742
Restricted cash		38,811		24,131
Short-term investments		2,000		6,150
Accounts receivable, net		466,269		879,103
Amounts due from related parties		600,557		627,140
Prepayments and other assets, net	[1]	188,144		206,689
Inventories		11,157
Total current assets		1,363,788		1,970,955
Property, equipment and software, net		3,036		14,562
Equity method investments, net		204,850		256,062
Long-term equity investment, net		6,000		14,000
Operating lease right-of-use assets		2,032
Total non-current assets		215,918		284,624
Total assets		1,579,706		2,255,579
Short-term bank borrowings		72,500		134,780
Accounts payable		638,295		1,154,572
Customers' refundable fees		30,747		30,997
Current instalments of long-term loans from a related party				234,000
Amounts due to related parties		183,076		207,400
Accrued expenses and other payables		145,088		171,725
Income tax payables		2,468		813
Operating lease liabilities-current		1,096		0
Total current liabilities		1,073,270		1,934,287
Non-current liabilities
Income tax payables		27,429		27,171
Operating lease liabilities, non-current		791		0
Long-term loans from a related party excluding current instalments		1,352,000		1,128,000
Total non-current liabilities		1,380,220		1,155,171
Total liabilities		¥ 2,453,490		¥ 3,089,458

[1]	*Amounts due from and to related parties represent the amounts due from and to subsidiaries other than the Group’s VIE and VIE’s subsidiaries, which are eliminated upon consolidation.